Related Party Transactions (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 315,338	$ 273,330	$ 356,345
New Loans	5,364	10,956	7,798
Less Loan Payments	47,372	53,564	48,805
Balance, End of Period	273,330	230,722	315,338
Related Party Deposit Liabilities	4,100,000	6,800,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	5.40%	5.70%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	$ 58,000	$ 79,000	$ 76,000